February 24, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:     Touchstone Strategic Trust (the “Trust”) - Template Filing Relief & Selective Review
(File Nos. 002-80859 and 811-03651)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 148 (the “Amendment”) to the Trust’s registration statement on Form N-1A relating to the Touchstone Ohio Tax-Free Bond Fund (the “Fund”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”).
The Amendment is intended to be a Prototype Registration Statement. This Prototype Registration Statement is filed in conjunction with the request of Touchstone Advisors, Inc. (“Touchstone”), dated February 24, 2017, for permission to file post-effective amendments to certain other registration statements on Form N-1A pursuant to paragraph (b)(1)(vii) of Rule 485. A copy of Touchstone’s Rule 485(b)(1)(vii) request is attached.
Touchstone is filing the Amendment in order to add the Appendix A, which relates to intermediary-specific sales charge waivers and discounts.
Except for these changes in the Amendment, the disclosure in the Amendment is the same as the disclosure in the Fund’s currently effective registration statement previously reviewed by the staff of the Commission in 2016. Therefore, pursuant to Investment Company Act Release No. 13768, Touchstone respectfully requests selective review of the Registration Statement.

Please direct any comments or questions on this filing to the undersigned at (513) 357-6029.

Best regards,

/s/ Meredyth Whitford-Schultz
Meredyth A. Whitford-Schultz
Counsel

February 24, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Request Pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 - Template Filing Relief

Ladies and Gentlemen:
We are writing to you on behalf of Touchstone Strategic Trust and Touchstone Funds Group Trust (together, the “Registrants”), to respectfully request permission to file post-effective amendments to the registration statements on Forms N-1A listed below (“Replicate Registration Statements”) under Rule 485(b)(1)(vii) under the Securities Act of 1933 (“Securities Act”):

Securities Act No. (Form N-1A)
002-80859
033-70958
The post-effective amendments to the Replicate Registration Statements will contain revisions that may render them ineligible to be filed under Rule 485(b)1. However, Touchstone Advisors, Inc. (“Touchstone”) believes the revisions will be “substantially identical”2 to revisions that will be set forth in the post-effective amendment to the registration statement on Form N-1A (File No. 002-80859), filed with the Securities and Exchange Commission (“Commission”) on February 24, 2017 (the “Prototype Registration Statement”).
Granting permission to file post-effective amendments to the Replicate Registration Statements under Rule 485(b) will reduce Commission staff time and effort in reviewing substantially identical disclosure for each of the Replicate Registration Statements. We believe the process proposed by this letter is to the mutual benefit of both the Commission staff and the Registrants.
Rule 485(b)(1)(vii) gives the Commission discretionary authority to permit certain types of post-effective amendments that are not otherwise eligible to be filed under Rule 485(b), to become effective automatically on the date upon which they are filed or at a later date designated by the registrant.3 Registrants are instructed to make requests for permission to file post-effective amendments under Rule 485(b)(1)(vii) by a letter to the Division of Investment Management (the “Division”).4
The Commission’s exercise of its authority under Rule 485(b)(1)(vii) would permit, for example, substantially identical revisions contained in post-effective amendments filed by a number of funds in a fund complex to become effective upon filing without Division review if the Division had previously had an opportunity to review one of them.5 Here,
1 Please see Exhibit A for a description of those changes contained in the Prototype Registration Statement that Touchstone and the Registrants propose to make to the above Replicate Registration Statements if this request is granted.
2 Touchstone and the Registrants may need to make minor, non-material revisions to each of the Replicate Registration Statements above because slight differences in the products would make the disclosure inconsistent if the changes in the Prototype Registration Statement were incorporated exactly as it appears in the Prototype Registration Statement. Any changes from the Prototype Registration Statement would most likely result from differences in the use of terminology between products.
3 See Securities Act Release No. 7083, Investment Company Act Release No. 20486 (August 17, 1994) (the “Release”); See also Securities Act Release No. 7448 (October 11, 1997) (redesignating former paragraph (b)(1)(ix) as paragraph (b)(1)(vii)).
4 Id.
5 See Release at footnote 9.

the term “fund” would relate to a registration statement filed by a registered open-end management investment company. Touchstone and each Registrant undertake to make the following representations in support of this request:

•
Because the post-effective amendments to the Replicate Registration Statements are substantially identical to the Prototype Registration Statement, the Registrants will be able to revise the post-effective amendments to the Replicate Registration Statements effectively to reflect Commission staff comments made on the Prototype Registration Statement.

•
The Registrants will make corresponding changes to the post-effective amendments to the Replicate Registration Statements in response to comments made by the Commission staff on the Prototype Registration Statement.

•
The post-effective amendments to the Replicate Registration Statements will not contain any changes other than those changes discussed in this request which would make the post-effective amendments ineligible to be filed under Rule 485(b).

Thank you for your consideration in this matter. Please direct any comments or questions on this filing to the undersigned at (513) 357-6029.

Best regards,

/s/ Meredyth Whitford-Schultz
Meredyth A. Whitford-Schultz
Counsel

EXHIBIT A - Template Filing Relief
Below is a summary of the particular revisions made to the Prototype Registration Statement (Form N-1A, No. 002-80859) that we propose to make to the Form N-1A Replicate Registration Statements referenced in this Rule 485(b)(1)(vii) letter dated February 24, 2017. The sections below refer to the sections set forth in the Prototype Registration Statement.
Part A, Prospectus

•	Fund Summary - addition of cross-reference to Appendix A

•	Choosing a Class of Shares - addition of cross-reference to Appendix A

•	Investing with Touchstone - addition of cross-reference to Appendix A

•	Back Cover - addition of cross-reference to Appendix A

•	Addition of Appendix A
Part B, SAI

•	Choosing a Class of Shares - addition of cross-reference to Appendix A

•	Other Purchase and Redemption Information - addition of cross-reference to Appendix A